SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (10-Q) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended			9 Months Ended			12 Months Ended
	Sep. 29, 2012		Oct. 01, 2011	Sep. 29, 2012		Oct. 01, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Accounts Receivable [Abstract]
Accounts receivable, allowances	$ 3,621			$ 3,621			$ 3,883	$ 5,294
Reclassification of accounts receivable to notes receivable						1,400
Note receivable	700			700
Inventories [Abstract]
Inventory purchase commitments	10,000			10,000
Inventory reserves balance	7,200			7,200			6,300	7,200
Decrease (increase) in inventory reserve				(900)			1,400
Debt Issuance Costs [Abstract]
Debt issuance cost net of accumulated amortization	24,700			24,700			26,500	20,600
Amortization of debt financing costs	1,300		1,000	3,800		3,600
Foreign Currency [Abstract]
Gain from foreign currency transactions	100		100	264		466	492	510	475
Currency translation				1,000			(691)	1,639	4,709
Senior Unsecured Notes-9.375% [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate on liabilities (in hundredths)	9.375%			9.375%
Senior Subordinated Notes - 13.125% [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate on liabilities (in hundredths)	13.125%			13.125%			13.125%
Senior Secured Notes - 8.25% [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate on liabilities (in hundredths)	8.25%			8.25%			8.25%
Quoted Prices in Active Markets (Level 1) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities	1,037,550			1,037,550			829,188	935,125
Quoted Prices in Active Markets (Level 1) [Member] | Senior Unsecured Notes-9.375% [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities	160,800			160,800
Quoted Prices in Active Markets (Level 1) [Member] | Senior Subordinated Notes - 13.125% [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities							132,188	159,375
Quoted Prices in Active Markets (Level 1) [Member] | Senior Secured Notes - 8.25% [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities	876,750			876,750			697,000
Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities	0			0			0	0
Significant Other Observable Inputs (Level 2) [Member] | Senior Unsecured Notes-9.375% [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities	0			0
Significant Other Observable Inputs (Level 2) [Member] | Senior Subordinated Notes - 13.125% [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities							0	0
Significant Other Observable Inputs (Level 2) [Member] | Senior Secured Notes - 8.25% [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities	0			0			0
Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities	0			0			0	0
Significant Unobservable Inputs (Level 3) [Member] | Senior Unsecured Notes-9.375% [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities	0			0
Significant Unobservable Inputs (Level 3) [Member] | Senior Subordinated Notes - 13.125% [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities							0	0
Significant Unobservable Inputs (Level 3) [Member] | Senior Secured Notes - 8.25% [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities	0			0			0
Carrying Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities	1,000,000	[1]		1,000,000	[1]		950,000	875,000
Carrying Value [Member] | Senior Unsecured Notes-9.375% [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities	160,000	[1]		160,000	[1]
Carrying Value [Member] | Senior Subordinated Notes - 13.125% [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities							150,000	150,000
Carrying Value [Member] | Senior Secured Notes - 8.25% [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities	840,000	[1]		840,000	[1]		800,000
Fair Value Total [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities	1,037,550			1,037,550			829,188	935,125
Fair Value Total [Member] | Senior Unsecured Notes-9.375% [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities	160,800			160,800
Fair Value Total [Member] | Senior Subordinated Notes - 13.125% [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities							132,188	159,375
Fair Value Total [Member] | Senior Secured Notes - 8.25% [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities	$ 876,750			$ 876,750			$ 697,000
Building and improvements [Member] | Minimum [Member]
Property and Equipment [Line Items]
Estimated useful life				10 years			10 years
Building and improvements [Member] | Maximum [Member]
Property and Equipment [Line Items]
Estimated useful life				37 years			37 years
Machinery and equipment, including leases [Member] | Minimum [Member]
Property and Equipment [Line Items]
Estimated useful life				3 years			3 years
Machinery and equipment, including leases [Member] | Maximum [Member]
Property and Equipment [Line Items]
Estimated useful life				15 years			15 years
Leasehold improvements [Member]
Property and Equipment [Line Items]
Property plant and equipment useful life description				Term of lease or useful life, whichever is shorter			Term of lease or useful life, whichever is shorter

[1]	Carrying values exclude unamortized discounts for long-term debt